Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant and Equipment
8.	PROPERTY, PLANT AND EQUIPMENT

	2018	2017	2016
Net book value of property, plant and equipment	740,103	382,630	345,679
Provision for obsolescence of materials and equipment	(3,955)	(1,652)	(1,380)
Provision for impairment of property, plant and equipment	(37,061)	(26,535)	(36,285)

	699,087	354,443	308,014

Changes in Group’s property, plant and equipment for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress	Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Electric power generation facilities		Other property	Total
Cost	13,949	458,066		69,429	3,650	13,478	76,803	3,647	5,603	10,778	2,931	1,573		8,291	668,198
Accumulated depreciation	5,920	324,922		41,138	2,392	—	—	—	4,699	6,921	1,181	1,283		5,620	394,076

Balance as of December 31, 2015	8,029	133,144		28,291	1,258	13,478	76,803	3,647	904	3,857	1,750	290		2,671	274,122

Cost
Increases	140	3,831	(4)	1	3	6,968	52,610	1,392	25	—	—	2		76	65,048
Translation effect	2,975	104,086		16,601	802	2,494	14,602	626	1,260	2,430	—	—		1,658	147,534
Decreases and reclassifications	1,365	59,645		26,529	1,096	(8,701)	(91,342)	(3,687)	1,201	1,138	260	187		(60)	(12,369	)(3)(5)
Accumulated depreciation
Increases	360	40,729	(4)	4,312	414	—	—	—	668	642	75	111		318	47,629
Translation effect	1,257	73,288		9,288	516	—	—	—	1,052	1,558	—	—		1,142	88,101
Decreases and reclassifications	(40)	(6,937)		(3)	(37)	—	—	—	(18)	(2)	45	—		(82)	(7,074	)(5)
Cost	18,429	625,628		112,560	5,551	14,239	52,673	1,978	8,089	14,346	3,191	1,762		9,965	868,411
Accumulated depreciation	7,497	432,002		54,735	3,285	—	—	—	6,401	9,119	1,301	1,394		6,998	522,732

Balance as of December 31, 2016	10,932	193,626	(1)	57,825	2,266	14,239	52,673	1,978	1,688	5,227	1,890	368		2,967	345,679

Cost
Increases	49	(4,370	)(4)	103	66	7,394	47,453	2,207	20	—	—	—		174	53,096
Translation effect	3,028	113,481		19,728	1,032	2,101	8,568	373	1,466	2,744	—	—		1,651	154,172
Decreases and reclassifications	(112)	40,614		2,284	965	(7,741)	(49,165)	(1,687)	879	1,698	215	(1,762	)(6)	188	(13,624	)(3)
Accumulated depreciation
Increases	437	54,980	(4)	5,395	602	—	—	—	717	854	80	87		315	63,467
Translation effect	1,303	81,108		9,983	609	—	—	—	1,196	1,684	—	—		1,151	97,034
Decreases and reclassifications	13	(1,756)		(953)	16	—	—	—	372	(1)	—	(1,481	)(6)	(18)	(3,808)
Cost	21,394	775,353		134,675	7,614	15,993	59,529	2,871	10,454	18,788	3,406	—		11,978	1,062,055
Accumulated depreciation	9,250	566,334		69,160	4,512	—	—	—	8,686	11,656	1,381	—		8,446	679,425

Balance as of December 31, 2017	12,144	209,019	(1)	65,515	3,102	15,993	59,529	2,871	1,768	7,132	2,025	—		3,532	382,630

Cost
Increases	425	(10,216	)(4)	370	38	19,885	67,264	5,438	59	—	—	—		385	83,648	(7)(8)
Translation effect	20,845	808,772		138,924	7,400	15,332	61,084	3,851	10,935	20,016	—	—		11,468	1,098,627
Adjustment for inflation (9)	5,096	152		—	797	1,107	792	—	1,371	—	20,519	—		6,968	36,802
Decreases and reclassifications	287	30,807		6,482	313	(17,327)	(64,288)	(4,188)	1,898	2,194	243	—		838	(42,741	)(3)(10)
Accumulated depreciation
Increases	758	82,939	(4)	9,517	960	—	—	—	1,561	1,680	677	—		777	98,869	(7)
Translation effect	9,356	609,973		73,643	4,639	—	—	—	9,158	12,396	—	—		8,127	727,292
Adjustment for inflation (9)	2,785	141		—	565	—	—	—	1,309	—	10,584	—		5,152	20,536
Decreases and reclassifications	(35)	(27,457)		(25)	(97)	—	—	—	(7)	(35)	(134)	—		(44)	(27,834	)(10)
Cost of Origin	48,047	1,604,868		280,451	16,162	34,990	124,381	7,972	24,717	40,998	24,168	—		31,637	2,238,391
Accumulated depreciation	22,114	1,231,930		152,295	10,579	—	—	—	20,707	25,697	12,508	—		22,458	1,498,288

Balance as of December 31, 2018	25,933	372,938	(1)	128,156	5,583	34,990	124,381	7,972 (2)	4,010	15,301	11,660	—		9,179	740,103

(1)	Includes 16,154, 10,003 and 9,147 of mineral property as of December 31, 2018, 2017 and 2016, respectively.
(2)

As of December 31, 2018, there are 58 exploratory wells in progress. During year ended on such date, 41 wells were drilled, 13 wells were charged to exploratory expense and 5 were transferred to prove properties which are included in the account Mineral property, wells and related equipment.

(3)	Includes 60, 7 and 2 of net book value charged to property, plant and equipment provisions for the years ended December 31, 2018, 2017 and 2016, respectively.
(4)

Includes (11,710), (4,913) and 2,243 corresponding to hydrocarbon wells abandonment costs and 5,521, 2,258 and 934 of depreciation recovery for the years ended December 31, 2018, 2017 and 2016, respectively.

(5)	Includes reductions for the deconsolidation of subsidiaries of 500, net.
(6)	Includes 6,772 and 1,790 of cost and accumulated depreciation, respectively, corresponding to the reclassification of assets of YPF EE as held for disposal. See Note 3.
(7)	Includes 1,470 and 1,092 of cost and accumulated depreciation, respectively, corresponding to additions for the acquisition of a participation in several areas.
(8)	Includes 2,327 corresponding to business combination. See Note 3.
(9)	Corresponds to adjustments for inflation of opening balances of property, plant and equipment of subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
(10)	Includes 31,800 and 28,673 of cost and accumulated depreciation, respectively, corresponding to the reclassification of certain areas that were reclassified as assets held for disposal. See Note 3.

The Group capitalizes the financial cost as a part of the cost of the assets. For the year ended December 31, 2018, 2017 and 2016, the rate of capitalization has been 10.50%, 11.63% and 13.03%, respectively, and the amount capitalized amounted to 660, 707 and 1,234, respectively, for the years mentioned above.

Set forth below is the evolution of the provision for obsolescence of materials and equipment for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Amount at beginning of year	1,652	1,380	762
Increase charged to profit/ (loss)	629	11	428
Decreases charged to profit/ (loss)	—	(45)	—
Amounts incurred due to utilization	(60)	(7)	(2)
Translation differences	1,666	248	192
Transfers and other movements	68	65	—

Amount at end of year	3,955	1,652	1,380

Set forth below is the evolution of the provision for impairment of property, plant and equipment for 2018, 2017 and 2016:

	2018	2017	2016
Amount at beginning of year	26,535	36,285	2,455
Increases charged to profit/ (loss)(1)	36,937	—	36,188
Decreases charged to profit/ (loss)(1)	(39,837)	(5,032)	(1,245)
Depreciation(2)	(10,208)	(9,955)	(2,877)
Translation differences	23,634	5,237	1,869
Deconsolidation of subsidiaries	—	—	(105)

Amount at end of year	37,061	26,535	36,285

(1)	See Note 2.c).
(2)	Included in “Depreciation of property, plant and equipment” in Note 21.

Set forth below is the cost evolution for the exploratory wells in evaluation stage as of the years ended on December 31, 2018, 2017 and 2016:

	2018	2017	2016
Amount at beginning of year	1,236	1,475	1,777
Additions pending the determination of proved reserves	2,179	758	1,112
Decreases charged to exploration expenses	(382)	(591)	(700)
Decreases of assets held for disposal	—	—	(15)
Reclassifications to mineral property, wells and related equipment with proved reserves	(703)	(581)	(1,004)
Translation difference	1,737	175	305

Amount at end of year	4,067	1,236	1,475

The following table shows the cost for exploratory wells under assessment for a period greater than a year and the number of projects related as of December 31, 2018.

	Amount	Number of projects	Number of wells
Between 1 and 5 years	656	3	8
More than 5 years	375	1	1

Total	1,031	4	9